Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OPERATING ACTIVITIES
Net income	$ 241,553	$ 255,548	$ 97,312
Non-cash and non-operating items:
Unrealized (gain) loss on non-designated derivative instruments (note 13)	(70,650)	(42,652)	16,467
Depreciation and amortization	128,459	130,810	129,752
Write-down and gain on sale of vessels (note 19)	54,397	0	51,000
Unrealized foreign currency exchange (gain) loss including the effect of settlement upon maturity or termination of cross currency swaps (note 13)	(29,884)	(16,656)	16,194
Amortization of deferred financing issuance costs included in interest expense	6,949	5,245	5,788
Provision for Loan, Lease, and Other Losses	(9,400)	2,817	16,075
Other Noncash Income (Expense)	6,934	6,578	7,161
Income (Loss) from Equity Method Investments, Net of Dividends or Distributions	20,664	65,277	475
Proceeds from Equity Method Investment, Distribution	97,768	50,122	71,758
Increase (Decrease) in Operating Capital	30,917	77,555	(274,231)
Net operating cash flow	276,777	198,858	613,505
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt	367,709	669,691	604,050
Scheduled repayments of long-term debt and settlement of related swaps (note 13)	(110,593)	(353,141)	(256,085)
early repayment of long-term debt	197,836	391,543	752,061
Financing issuance costs	(2,200)	(9,728)	(5,111)
Finance Lease, Principal Payments	(74,987)	(71,932)	(69,982)
Repayments of Long-term Capital Lease Obligations	(122,458)	0	0
Payments for Repurchase of Preferred Stock and Preference Stock	(2,690)	0	0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents	5,783
Cash Acquired in Excess of Payments to Acquire Business	10,674	0	0
Proceeds from Contributions from Parent	135,306	0	0
Share-based Payment Arrangement, Cash Used to Settle Award	(5,964)	0	0
Repurchase of common units (note 16)	0	0	(15,635)
Payments of Ordinary Dividends	25,606	124,195	104,397
Payments of Ordinary Dividends, Noncontrolling Interest	(4,180)	(2,923)	(5,940)
Payments to Noncontrolling Interests	0	0	(2,219)
Proceeds from Long-term Capital Lease Obligations	160,000	0	0
Net financing cash flow	127,175	(283,771)	(607,380)
INVESTING ACTIVITIES
Expenditures for vessels and equipment, including advances on newbuilding contracts	(108,024)	(41,973)	(10,482)
Advances to equity-accounted joint ventures	0	0	(991)
Cash Acquired from Acquisition	15,303
Payments to Acquire Businesses, Net of Cash Acquired	(223,137)	0	0
Repayment of Notes Receivable from Related Parties	32,266	11,000	10,000
Proceeds from sales of investment in equity-accounted joint venture and vessel (notes 7a(iii) and 19b)	18,832
Net investing cash flow	(280,063)	(30,973)	(1,473)
Increase (decrease) in cash, cash equivalents and restricted cash	123,889	(115,886)	4,652
Cash, cash equivalents and restricted cash, beginning of the year	142,057	257,943	253,291
Cash, cash equivalents and restricted cash, end of the year	$ 265,946	$ 142,057	$ 257,943